Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2025
SA JPMorgan Global Equities Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA JPMorgan Global Equities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its goal by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engaging in transactions in foreign currencies. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities. The Portfolio may invest in equity securities of companies in any market capitalization range. The Portfolio will invest significantly in foreign securities, which may include securities of issuers located in emerging markets. In managing the Portfolio, the subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Portfolio’s investment universe on the basis of value, quality and growth (momentum) factors. Value is measured by valuation metrics based on earnings and cash flow, while quality is assessed by focusing on operational, management and earnings quality. Momentum is captured by factors such as relative price strength and earnings revisions. Securities held in the Portfolio that have become over-valued and/or whose quality and growth (momentum) signals have deteriorated materially may be sold. Securities that are sold are generally replaced with the most attractive securities, on the basis of the subadviser’s disciplined investment process. The portfolio construction process controls for sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction. The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions. The Portfolio may use an active trading strategy to achieve its objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI World Index (net) (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI World Index (net) (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202019.94%Lowest Quarterly Return:March 31, 2020-24.32%Year to Date Most Recent Quarter:March 31, 2025-2.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
SA JPMorgan Global Equities Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the assets of the Portfolio goes down, you could lose money.
SA JPMorgan Global Equities Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
SA JPMorgan Global Equities Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
SA JPMorgan Global Equities Portfolio | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
SA JPMorgan Global Equities Portfolio | Large Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
SA JPMorgan Global Equities Portfolio | Small and Mid Cap Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.
SA JPMorgan Global Equities Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
SA JPMorgan Global Equities Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
SA JPMorgan Global Equities Portfolio | Growth Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.
SA JPMorgan Global Equities Portfolio | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
SA JPMorgan Global Equities Portfolio | Active Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.
SA JPMorgan Global Equities Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
SA JPMorgan Global Equities Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
SA JPMorgan Global Equities Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
SA JPMorgan Global Equities Portfolio | Affiliated Fund Rebalancing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
SA JPMorgan Global Equities Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	$ 1,025
2015	rr_AnnualReturn2015	(1.24%)
2016	rr_AnnualReturn2016	5.69%
2017	rr_AnnualReturn2017	24.35%
2018	rr_AnnualReturn2018	(11.08%)
2019	rr_AnnualReturn2019	19.89%
2020	rr_AnnualReturn2020	9.77%
2021	rr_AnnualReturn2021	23.32%
2022	rr_AnnualReturn2022	(15.82%)
2023	rr_AnnualReturn2023	23.83%
2024	rr_AnnualReturn2024	21.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
1 Year	rr_AverageAnnualReturnYear01	21.64%
5 Years	rr_AverageAnnualReturnYear05	11.41%
10 Years	rr_AverageAnnualReturnYear10	9.04%
SA JPMorgan Global Equities Portfolio | Class 2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	21.47%
5 Years	rr_AverageAnnualReturnYear05	11.25%
10 Years	rr_AverageAnnualReturnYear10	8.87%
SA JPMorgan Global Equities Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	$ 1,317
1 Year	rr_AverageAnnualReturnYear01	21.38%
5 Years	rr_AverageAnnualReturnYear05	11.14%
10 Years	rr_AverageAnnualReturnYear10	8.76%
SA JPMorgan Global Equities Portfolio | MSCI World Index (net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	11.17%
10 Years	rr_AverageAnnualReturnYear10	9.95%